Significant accounting policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2017
Minimum | Customer relationships
Disclosure of detailed information about intangible assets
Useful lives	1 year
Minimum | In process technology
Disclosure of detailed information about intangible assets
Useful lives	3 years
Minimum | Software & databases
Disclosure of detailed information about intangible assets
Useful lives	3 years
Minimum | Brands, licenses, patents & know how
Disclosure of detailed information about intangible assets
Useful lives	5 years
Maximum | Customer relationships
Disclosure of detailed information about intangible assets
Useful lives	10 years
Maximum | In process technology
Disclosure of detailed information about intangible assets
Useful lives	5 years
Maximum | Software & databases
Disclosure of detailed information about intangible assets
Useful lives	5 years
Maximum | Brands, licenses, patents & know how
Disclosure of detailed information about intangible assets
Useful lives	15 years